SENIOR CONVERTIBLE PROMISSORY NOTES - Senior convertible promissory notes to Platinum and Lakewood (Details) (USD $)	Dec. 31, 2012	Feb. 23, 2012	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2012 Platinum and Lakewood	Mar. 30, 2012 Platinum and Lakewood	Feb. 23, 2012 Platinum and Lakewood	Dec. 31, 2012 Totals	Mar. 30, 2012 Totals	Feb. 23, 2012 Totals	Dec. 31, 2012 Interest Expense	Mar. 30, 2012 Interest Expense	Feb. 23, 2012 Interest Expense	Dec. 31, 2012 Amortization of Discount (Interest Expense)	Mar. 30, 2012 Amortization of Discount (Interest Expense)	Feb. 23, 2012 Amortization of Discount (Interest Expense)	Dec. 31, 2012 Loss from Extinguishment of Debt	Mar. 30, 2012 Loss from Extinguishment of Debt	Feb. 23, 2012 Loss from Extinguishment of Debt	Dec. 31, 2012 Preferred Stock [Member]	Mar. 30, 2012 Preferred Stock [Member]	Feb. 23, 2012 Preferred Stock [Member]
Original Face Amount of Notes Issued to Platinum and Lakewood	$ 2,697,729			$ 8,000,000			$ 8,000,000			$ 8,000,000
Assignment and Assumption Agreement with Third Party Investors		4,000,000				(2,697,729)	(4,000,000)		294,285			168,163			(255,047)			824,196
Note Modification Agreement with Assignors and Assignees													3,022,186
Payment of Principal		1,039,771					(1,039,771)			(1,039,771)						901,135
Conversion into Common Stock							(262,500)			(262,500)						227,500			51,563
Conversion of Note Into Common Stock									(1,892,014)						953,333			615,138
Conversion of Note into Class D Preferred Stock									(1,100,000)						1,639,745			357,635			130,949
Conversion of FGIT Note into Series D Preferred Stock									(2,400,000)						2,080,000			1,262,990			286,298
Conversion of Note (B) into Common Stock									1,600,000						1,386,667			841,992
Outstanding Balance			$ 1,066,445								$ 3,190,349			$ 6,933,333			$ 3,953,514			$ 417,247